SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF SHARE CAPITAL

	Number of shares
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0022 par value	36,363,636,364	10,185,909	22,727,272	-
Preferred shares USD 0.0001 par value	200,000,000,000	-	-	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

SCHEDULE OF RESTRICTED STOCK UNIT

5.	On September 19, 2023, the Company amended its loan agreements dated September 7, 2015, by and between the Company, its shareholders and Kamea Fund (the “Loan Agreements”). Pursuant to the amendment to the Loan Agreements, Kamea agreed to convert $657 of indebtedness under the Loan Agreements (the “Indebtedness Amount”) into 487,281 ordinary shares of the Company, as payment in full for the Indebtedness Amount; provided however, that in the event the proceeds received from Kamea with respect to any sales of such shares are not at least equal to the Indebtedness Amount, the Company will remain liable to Kamea for the balance of the Indebtedness Amount (see also note 13).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 14 - SHAREHOLDERS’ EQUITY (CONT.):

6.	On December 31, 2023, The Company also issued 457,682 Ordinary Shares to a service provider as payment in full for $260 worth of legal services which previously provided to the Company.

C.	Options granted to employees and service providers:

1.	In June 2018, Security Matters PTY Ltd. has adopted a Share Option Plan (the “Plan”) to provide an incentive to retain, in the employment or service or directorship of the Group and provide the ability to attract new employees, directors or consultants whose services are considered valuable. The persons eligible to participate in the Plan include employees, directors and consultants of Security Matters PTY Ltd. or any subsidiary. On March 7, 2023 as part of the SPAC transaction. These options were exercised on a cashless basis and then after replaced to the Company’s shares. See also note 14B1(c-d).

2.	In March 7, 2023 Security Matters PTY Ltd. performed acceleration of vesting for all unvested warrants and options, the expense for the acceleration amounted to $186.

3.	In April 25, 2023, the Company’s board of directors and its shareholders approved and adopted the SMX Public Limited Company 2022 Incentive Equity Plan, which was subsequently amended the Company’s board of directors, subject to applicable Nasdaq requirements, which reserved for grant a number of ordinary shares equal to 15% of the number of issued and outstanding ordinary shares on a fully diluted basis immediately after the closing of the Business Combination, or 5,082,417 authorized ordinary shares.

4.	During the period ended December 31, 2023, the Company granted 197,000 RSUs to employees, directors and service providers. The fair value at grant date of RSUs granted in the period were $1-$1.09. Related share-based expenses recognized for the period totaled $2,820.

RSUs granted to employees, directors and service providers:

	Year ended December 31, 2023 (in thousands)	Year ended December 31, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	197	-
Vested	(57)	-
Forfeited	(4)	-

Outstanding at December 31, 2023	136	-

SCHEDULE OF RESTRICTED STOCK UNIT

	Year ended December 31, 2023 (in thousands)	Year ended December 31, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	197	-
Vested	(57)	-
Forfeited	(4)	-

Outstanding at December 31, 2023	136	-

SCHEDULE OF SHARE OPTION GRANTED

	Year ended December 31, 2023		Year ended December 31, 2022
	Number of options (in thousands)	Weighted average Exercise price (USD)	Number of options (in thousands)	Weighted average Exercise price (USD)
Outstanding at beginning of year	57	44.22	73	41.85
Issue of options	38	82.04	17	41.85
Expired	(30)	31.02	(33)	34.10

Outstanding at end of year	65	69.92	57	54.25
Exercisable options	58	68.67	38	43.40

SCHEDULE OF OPTIONS TO EMPLOYEES OUTSTANDING

The options to employees and service providers outstanding as of December 31, 2023, are comprised, as follows:

Exercise price (USD)	Outstanding as of December 31, 2023	Weighted average remaining contractual term	Exercisable as of December 31, 2023	Weighted average remaining contractual term
		(years)		(years)
18.70-23.32	5	2.46	5	2.46
29.48-31.02	3	3.21	3	3.21
40.48-48.18	6	1.41	6	1.41
52.80-56.10	9	2.26	9	2.26
78.54-88.00	35	4.40	28	4.38
93.28-108.90	7	3.03	7	3.03
	65		58